Related Parties - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Accounts payable	$ 4,611	$ 9,850
Equity method investee
Schedule of Equity Method Investments [Line Items]
Accounts payable	800
Purchases From OS
Schedule of Equity Method Investments [Line Items]
Acquire equity method investments	$ 1,400